Income tax expenses (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Allowance For Research and Development [Member] USD ($)	Jun. 30, 2012 Allowance For Research and Development [Member] CNY	Jun. 30, 2011 Allowance For Research and Development [Member] CNY	Jun. 30, 2010 Allowance For Research and Development [Member] CNY	Jun. 30, 2012 Other Non Taxable Income [Member] USD ($)	Jun. 30, 2012 Other Non Taxable Income [Member] CNY	Jun. 30, 2011 Other Non Taxable Income [Member] CNY	Jun. 30, 2010 Other Non Taxable Income [Member] CNY	Jun. 30, 2012 Other Non Deductible Expenses [Member] USD ($)	Jun. 30, 2012 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2011 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2010 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2012 Preferential Tax Treatment [Member] USD ($)	Jun. 30, 2012 Preferential Tax Treatment [Member] CNY	Jun. 30, 2011 Preferential Tax Treatment [Member] CNY	Jun. 30, 2010 Preferential Tax Treatment [Member] CNY	Jun. 30, 2012 Two Plus Three Income Tax Holiday [Member] USD ($)	Jun. 30, 2012 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2011 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2010 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2012 Effect Of Changes In Enacted Tax Law and Rates [Member] USD ($)	Jun. 30, 2012 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2011 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2010 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2012 Effect Of Loss [Member] USD ($)	Jun. 30, 2012 Effect Of Loss [Member] CNY	Jun. 30, 2011 Effect Of Loss [Member] CNY	Jun. 30, 2010 Effect Of Loss [Member] CNY	Jun. 30, 2012 Impairment Of Goodwill [Member] USD ($)	Jun. 30, 2012 Impairment Of Goodwill [Member] CNY	Jun. 30, 2011 Impairment Of Goodwill [Member] CNY	Jun. 30, 2010 Impairment Of Goodwill [Member] CNY	Jun. 30, 2012 Under Provision In Prior Years [Member] USD ($)	Jun. 30, 2012 Under Provision In Prior Years [Member] CNY	Jun. 30, 2011 Under Provision In Prior Years [Member] CNY	Jun. 30, 2010 Under Provision In Prior Years [Member] CNY
Income (loss) before income taxes	$ (5,863,087)	(37,248,196)	(19,258,073)	(10,698,770)
Tax at the domestic income tax rate of 25%	(1,465,772)	(9,312,049)	(4,814,518)	(2,674,693)
Income taxes expenses	1,641,807	10,430,402	6,219,458	164,400	(220)	(1,399)	(156)	(206,432)	(177,636)	(1,128,524)	(6,115)	0	294,872	1,873,323	2,042,464	5,111	0	0	0	(2,864,990)	(203,160)	(1,290,674)	(1,756,754)	0	0	0	(73,969)	0	333,250	2,117,135	5,051,879	1,966,423	2,258,534	14,348,467	0	0	216,372	1,374,610	0	0
Change in valuation allowance	453,835	2,883,211	5,119,999	3,965,647
Other Income Tax Expense (Benefit), Continuing Operations	$ (68,267)	(433,698)	656,628	(26,666)